E*TRADE Bond Fund
Semi-Annual Report


The E*TRADE Bond Fund ("Fund") is an actively managed, intermediate-term, investment-grade bond fund that seeks total return with an emphasis on income.

For the semi-annual period ended June 30, 2002, ("reporting period"), the Fund returned 3.37%. During the same period the Lehman Brothers Intermediate US Aggregate Index returned 3.58%. You should remember that past performance is no guarantee of future returns and that the principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund may not be able to duplicate its performance.

The first half of 2002 has been volatile with respect to the various financial markets and bonds were no exception. Economic indicators revealed mixed messages and interest rate trends became less clear. At the start of the year, the economy appeared to have bottomed out, but the recovery many participants longed for has not been as quick or as strong as expected.

After eleven straight interest rate cuts in 2001, the Federal Reserve Board ("Fed") has kept interest rates unchanged throughout the first half of this year. The steep yield curve and the general trend downward in interest rates kept consumers refinancing homes and spending (albeit slowly). Automobile incentives kept Americans buying new cars and unemployment has begun to level off. Corporations, however, experienced one of the worst markets in recent history. Profits were generally low and questions about corporate fraud and accounting scandals led to shaken investor confidence. Stocks suffered and market participants began to move money to the bond markets as they looked for a safe haven and a place to receive positive returns.

Political risks also shadowed the markets. The U.S. war on terrorism, West Bank conflicts and the India/Pakistan tensions combined to create desire for U.S. treasuries and agencies. The dollar lost ground relative to nearly every other major currency. While the general level of interest rates declined nearly 100 basis points in the short end of the curve, the yield curve steepened.

We start the second half of the year unsure as to the strength and timing of the recovery and whether the next Fed move will be an easing or tightening. While economic data continues to be mixed, the consumer continues to refinance, add debt and shop. Worldwide economies are also slowly recovering. The strong economic bounce that was being touted at the start of the year is not occurring. It remains to be seen as to whether the economy will experience a gradual and sustained recovery or enter into a double dipped recession. It is simply taking longer to recover than the impatient markets would like.

The Bond Fund is currently heavily weighted in agencies, mortgages and asset backed securities. During the course of the year, we strategically moved to higher rated, shorter duration, corporate bonds and were fortunate to avoid the most troubled companies especially in the telecom and technology sectors. Instead emphasis was on consumer staples, defense and the financial sectors. Exposure to collateralized mortgage backed securities and asset backed securities was also increased. Credit quality remained extremely strong at AA on average. At the same time we increased the duration of the Fund's holdings to reflect our view that the Fed will not increase rates any time soon. By positioning the fund slightly longer we will be able to take full advantage of higher rates which have been built into future rate expectations.

E*TRADE Bond Fund
Schedule of Investments
June 30, 2002 (Unaudited)
-------------------------------------------------------------------------------------------------------------------

                                                                                  FACE AMOUNT           VALUE
                                                                                 -------------      ---------------
ASSET/MORTGAGE BACKED SECURITIES (28.6%)
-------------------------------------------------
       Bank of America Mortgage Securities, 2001-9, Series 1A29
         6.75%, 09/25/31                                                             450,000              463,401
       Commercial Mortgage Acceptance Corp., Series 1997-ML1 - Class A1
         6.50%, 12/15/30                                                             103,499              107,177
       Ford Credit Auto Owner Trust
         7.50%, 10/15/04                                                             350,000              369,204
       GMAC Mortgage Corp. 2002-J1 A7
         6.50%, 03/25/32                                                             500,000              492,320
       GSR Mortgage Loan Trust 2002-4 A1B
         4.83%, 04/30/32                                                             500,000              500,962
       Navistar Financial Corp. Owner Trust, 2001-A, Class B
         5.59%, 05/15/08                                                             395,368              409,464
       Residential Funding Mortgage Securities I, Inc.
         6.50%, 03/25/24                                                             240,051              245,280
       Structured Asset Securities Corp., 2001-12, Class 2A13
         7.25%, 09/25/31                                                             263,085              272,469
       Wells Fargo Mortgage Backed Securities, 2001-24, Class A17
         6.75%, 11/25/31                                                             261,390              266,886
                                                                                                     -------------
TOTAL ASSET/MORTGAGE BACKED SECURITIES (Cost:  $3,089,371)                                              3,127,163
                                                                                                     -------------

                                                                                  FACE AMOUNT           VALUE
                                                                                 -------------      ---------------
CORPORATE BONDS & NOTES (34.8%)
-------------------------------------------------
AEROSPACE/DEFENSE                                             (4.9%)
       Rockwell International Corp.
         6.63%, 06/01/05                                                             500,000              530,617
                                                                                                     -------------
AUTOMOBILES                                                   (1.8%)
       TRW, Inc.
         6.05%, 01/15/05                                                             190,000              196,431
                                                                                                     -------------
BANKING                                                       (9.9%)
       Bank of America Corp.
         7.13%, 04/30/03                                                             235,000              255,253
       First Union Corp.
         6.00%, 10/30/08                                                             255,000              263,497
       Merrill Lynch & Co.
         6.55%, 08/01/04                                                             100,000              105,308
       Morgan Stanley Dean Witter & Co.
         6.10%, 04/15/06                                                             130,000              135,480
       Washington Mutual, Inc.
         7.50%, 08/15/06                                                             300,000              324,499
                                                                                                     -------------
                                                                                                        1,084,037
                                                                                                     -------------

COMPUTERS                                                     (2.9%)
       Sun Microsystems, Inc.
         7.35%, 08/15/04                                                             300,000              315,112
                                                                                                     -------------
COSMETICS / PERSONAL CARE                                     (2.9%)
       International Flavors & Fragrance
         6.45%, 05/15/06                                                             300,000            312,103
                                                                                                     -------------
ELECTRIC                                                      (2.1%)
       Toledo Edison Co.
         7.82%, 03/31/03                                                             224,000              231,435
                                                                                                     -------------
FOOD & HOUSEHOLD PRODUCTS (4.1%) Conagra Foods, Inc.
         7.50%, 09/15/05                                                             415,000              449,525
                                                                                                     -------------
MULTIMEDIA NETWORKING                                         (2.9%)
       AOL-Time Warner, Inc.
         8.18%, 08/15/07                                                             300,000              319,412
                                                                                                     -------------
OIL & GAS                                                     (1.2%)
       Occidental Petroleum, Inc.
         7.65%, 02/15/06                                                             120,000              131,341
                                                                                                     -------------
RETAIL SALES                                                  (2.1%)
       Dayton Hudson Corp.
         5.88%, 11/01/08                                                             225,000              235,229
                                                                                                     -------------

                                                                                                     -------------
TOTAL CORPORATE BONDS & NOTES (Cost: $3,758,993)                                                        3,805,242
                                                                                                     -------------


                                                                                  FACE AMOUNT           VALUE
                                                                                 -------------      ---------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (19.1%)
-------------------------------------------------
       Federal Farm Credit Bank
         5.75%, 01/25/08                                                             200,000              210,905
       Federal Home Loan Mortgage Corporation
         4.00%, 02/15/05                                                             700,000              708,991
         4.63%, 08/13/04                                                             850,000              874,857
       Federal National Mortgage Association
         6.25%, 02/01/11                                                             280,000              294,325
                                                                                                     -------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost:  $2,071,901)                                       $2,089,078
                                                                                                     -------------


                                                                                  FACE AMOUNT           VALUE
                                                                                 -------------      ---------------
U.S. TREASURY BONDS & NOTES (12.5%)
-------------------------------------------------
                                                             (12.5%)
       U.S. Treasury Note
         4.38%, 05/15/07                                                             500,000              506,875
         5.00%, 08/15/11                                                             850,000              861,806
                                                                                                     -------------
TOTAL U.S. TREASURY BONDS & NOTES (Cost:  $1,363,803)                                                   1,368,681
                                                                                                     -------------


                                                                                  FACE AMOUNT           VALUE
                                                                                 -------------      ---------------
SHORT-TERM INSTRUMENTS (4.4%)
-------------------------------------------------
       Investors Bank & Trust Tri-Party Repurchase Agreement,
       dated 06/28/02, due 07/01/02, with a maturity value of
       $480,803 and an effective yield of 1.25%.                                     480,753              480,753
                                                                                                     -------------
TOTAL SHORT-TERM INSTRUMENTS (Cost:  $480,753)                                                            480,753
                                                                                                     -------------

TOTAL INVESTMENTS (Cost: $10,764,821)                        (99.4%)                                   10,870,917
OTHER ASSETS, LESS LIABILITIES                                (0.6%)                                       62,480
                                                                                                     -------------
NET ASSETS                                                  (100.0%)                                  $10,933,397
                                                                                                     =============



   The accompanying notes are an integral part of these financial statements.

E*TRADE BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

ASSETS

Investments at-value (cost: $10,764,821) (Note 1)                 $  10,870,917
Receivable for fund shares sold                                           1,281
Due from E*TRADE Asset Management, Inc. (Note 2)                         11,878
Interest receivable                                                     134,337
                                                                 ---------------
       TOTAL ASSETS                                                  11,018,413
                                                                 ---------------
LIABILITIES
Accrued administration fee (Note 2)                                       1,314
Distributions to shareholders                                            44,561
Accrued accounting, custody and transfer agent fees                      16,968
Due to Trustees                                                             666
Accrued expenses                                                         21,507
                                                                 ---------------
       TOTAL LIABILITIES                                                 85,016
                                                                 ---------------
TOTAL NET ASSETS                                                  $  10,933,397
                                                                 ===============
NET ASSETS CONSIST OF:
Paid-in capital                                                      10,937,116
Distributions in excess of net investment income                        (30,780)
Net realized loss on investments                                        (79,035)
Net unrealized appreciation of investments                              106,096
                                                                 ===============
TOTAL NET ASSETS                                                  $  10,933,397
                                                                 ===============
SHARES OUTSTANDING (UNLIMITED AUTHORIZED, PAR VALUE $.01)             1,019,291
                                                                 ===============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE    $       10.73
                                                                 ===============

   The accompanying notes are an integral part of these financial statements.

E*TRADE BOND FUND
STATEMENT OF OPERATIONS
Six months ended June 30, 2002 (Unaudited)
-------------------------------------------------------------------------------------------

NET INVESTMENT INCOME:
       Interest                                                                 $  254,952
                                                                               ------------
               TOTAL INVESTMENT INCOME                                             254,952
                                                                               ------------
EXPENSES (NOTE 2):
       Advisory fee                                                                 12,691
       Administration fee                                                            7,615
       Shareholder servicing fees                                                   12,691
       Legal services                                                                3,801
       Audit services                                                                9,231
       Custodian fee                                                                41,630
       Transfer and dividend disbursing agent                                       10,317
       Registration fees                                                            17,530
       Trustee fees                                                                  3,264
       Miscellaneous                                                                14,052
                                                                               ------------
       TOTAL EXPENSES BEFORE WAIVER                                                132,822

Waived fees and reimbursed expenses (Note 2)                                       (99,825)
                                                                               ------------
       NET EXPENSES                                                                 32,997
                                                                               ------------
NET INVESTMENT INCOME                                                              221,955
                                                                               ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
       Net realized loss on sale of investments                                    (61,994)
       Net change in unrealized appreciation/(depreciation) of investments         164,594
                                                                               ------------
               NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                     102,600
                                                                               ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                            $  324,555
                                                                               ============

   The accompanying notes are an integral part of these financial statements.

E*TRADE BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------

                                                                             For the Six Months Ended
                                                                                   June 30, 2002          For the, Year Ended
                                                                                    (Unaudited)            December 31, 2001
                                                                             -------------------------    -------------------
NET INCREASE IN NET ASSETS
OPERATIONS:
Net investment income                                                              $     221,955             $      290,634
Net realized (loss)/gain on sale of investments                                          (61,994)                    11,294
Net change in unrealized appreciation/(depreciation) of investments                      164,594                   (172,044)
                                                                                  ---------------           ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                     324,555                    129,884
                                                                                  ---------------           ----------------
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income                                                (241,037)                  (301,541)
Distributions from net realized gain on sale of investments                                   --                    (22,843)
                                                                                  ---------------           ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                                     (241,037)                  (324,384)
                                                                                  ---------------           ----------------
TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares                                                       4,540,627                  7,418,863
Value of shares issued in reinvestment of dividends and distributions                    166,959                    291,008
Cost of shares redeemed                                                               (2,335,064)                (2,572,527)
                                                                                  ---------------           ----------------
NET INCREASE IN NET ASSETS FROM TRANSACTIONS IN SHARES OF
COMMON STOCK                                                                           2,372,522                  5,137,344
                                                                                  ---------------           ----------------
REDEMPTION FEES                                                                            4,035                      6,856
                                                                                  ---------------           ----------------
NET INCREASE IN NET ASSETS                                                             2,460,075                  4,949,700
NET ASSETS:
Beginning of period                                                                    8,473,322                  3,523,622
                                                                                  ---------------           ----------------
END OF OF PERIOD                                                                   $  10,933,397             $    8,473,322
                                                                                  ===============           ================
SHARE TRANSACTIONS:
Number of shares sold                                                                    426,774                    672,516
Number of shares reinvested                                                               15,748                     27,188
Number of shares redeemed                                                               (220,399)                  (240,524)
                                                                                  ---------------           ----------------
NET INCREASE IN SHARES OUTSTANDING                                                       222,123                    459,180
                                                                                  ===============           ================

   The accompanying notes are an integral part of these financial statements.

E*TRADE BOND FUND
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------


                                                                     Six
                                                                 Months Ended
                                                                June 30, 2002         Year Ended            Year Ended
FOR A SHARE OUTSTANDING FOR THE PERIOD                           (Unaudited)       December 31, 2001    December 31, 2000 7
                                                                -------------      -----------------    -------------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $  10.63             $  10.43              $   9.91
                                                                   --------             --------              --------
INCOME FROM INVESTMENT OPERATIONS:
     Net investment income                                             0.22                 0.58 8                0.63
     Net realized and unrealized gain (loss) on investments            0.13                 0.23 8                0.49
                                                                   --------             --------              --------
     TOTAL INCOME FROM INVESTMENT OPERATIONS                           0.35                 0.81                  1.12
                                                                   --------             --------              --------

DISTRIBUTIONS TO SHAREHOLDERS:
     Distributions from net investment income                         (0.25)               (0.59)                (0.63)
     Distributions from net realized gains                               --                (0.03)                   --
                                                                   --------             --------              --------
     TOTAL DISTRIBUTIONS TO SHAREHOLDERS                              (0.25)               (0.62)                (0.63)
                                                                   --------             --------              --------

REDEMPTION FEES ADDED TO PAID-IN CAPITAL                               0.00 4               0.01                  0.03
                                                                   --------             --------              --------
NET ASSET VALUE, END OF PERIOD                                     $  10.73             $  10.63              $  10.43
                                                                   ========             ========

TOTAL RETURN                                                          3.37% (11)           7.93%                11.98%
RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000s omitted)                      $ 10,933             $  8,473              $  3,524
     Ratio of expenses to average net assets 1                        0.65% 6              0.40%                 0.35% 5
     Ratio of net investment income to average net assets 2           4.42% 6              5.57% 8               6.47%
     Portfolio turnover rate                                         36.15% (11)          25.98% (10)           52.00% 9

E*TRADE BOND FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------

                                                                          Period from
                                                                        August 13, 1999
                                                                         (commencement
                                                                    of operations) through
FOR A SHARE OUTSTANDING FOR THE PERIOD                                 December 31, 1999 7
                                                                    ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                        $  10.00
                                                                            --------
INCOME FROM INVESTMENT OPERATIONS:
     Net investment income                                                      0.16
     Net realized and unrealized gain (loss) on investments                    (0.09)
                                                                            --------
     TOTAL INCOME FROM INVESTMENT OPERATIONS                                    0.07
                                                                            --------

DISTRIBUTIONS TO SHAREHOLDERS:
     Distributions from net investment income                                  (0.16)
     Distributions from net realized gains                                        --
                                                                            --------
     TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                       (0.16)
                                                                            --------

REDEMPTION FEES ADDED TO PAID-IN CAPITAL                                        0.00 4
                                                                            --------
NET ASSET VALUE, END OF PERIOD                                              $   9.91


TOTAL RETURN                                                                   0.74% 3
RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000s omitted)                               $  2,327
     Ratio of expenses to average net assets 1                                 0.35% 56
     Ratio of net investment income to average net assets 2                    6.34% 6
     Portfolio turnover rate                                                  25.00% 39

  1 The ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the six months ended June 30, 2002 (annualized) and the year ended December 31, 2001 were 2.66% and 1.02%, respectively.
  2 The ratio of net investment income (loss) to average net assets prior to waived fees and reimbursed expenses for the six months ended June 30, 2002 (annualized) and the year ended December 31, 2001 were 2.42% and 4.95%, respectively.
  3 For the period August 13, 1999 (commencement of operations) through December 31, 1999 and not indicative of a full year's operating results.
  4   Rounds to less than $0.01.
  5 The Investment Advisor voluntarily agreed to pay the non-affiliated Trustee expenses for the Fund for the period August 13, 1999 (commencement of operations) through May 9, 2000. Even if such action had not been taken, total annualized operating expenses as a percentage of average net assets would have remained unchanged at 0.35% for the period from August 13, 1999 (commencement of operations) through December 31, 1999 and for the year ended December 31, 2000.
  6   Annualized.
  7 Per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the Bond Index Master Portfolio.
  8 Effective January 1, 2001 the E*Trade Bond Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $.02, increase net realized and unrealized gain (loss) per share by $.02 and decrease the ratio of net investment income to average net assets from 5.76% to 5.57%. Per share and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in policy.
  9   Portfolio turnover rate of Master Portfolio.
(10)  For the period November 16, 2001 through December 31, 2001.
(11)  Not annualized.

The accompanying notes are an integral part of these financial statements.

E*TRADE BOND FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2002 (UNAUDITED)

1.   SIGNIFICANT ACCOUNTING POLICIES

E*TRADE Bond Fund ("Fund") (formerly the E*TRADE Bond Index Fund), is a diversified series of E*TRADE Funds ("Trust"), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Delaware business trust and was formed on November 4, 1998. As of June 30, 2002 the Trust consisted of seven active series: the E*TRADE Bond Fund (formerly the E*TRADE Bond Index Fund), the E*TRADE Financial Sector Index Fund, the E*TRADE International Index Fund, the E*TRADE Premier Money Market Fund, the E*TRADE Russell 2000 Index Fund, the E*TRADE S&P 500 Index Fund, and the E*TRADE Technology Index Fund. These financial statements are for the E*TRADE Bond Fund.

The Fund's investment objective is to seek total return with an emphasis on income. The Fund will seek to achieve its objective by investing at least 80% of its total assets in a diversified portfolio of debt securities.

The following is a summary of significant accounting policies that are followed by the Fund in the preparation of its financial statements and which are in conformity with accounting principles generally accepted in the United States of America for investment companies. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

PRINCIPLES OF ACCOUNTING

The Fund used the accrual method of accounting for financial reporting purposes.

SECURITY VALUATION

Investments in debt securities that mature in more than 90 days are valued on the basis of market quotations. Investments in short-term debt securities that mature in 90 days or less are valued, at amortized cost method of valuation, which approximates market values. Investments in United States Treasury securities and other obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, are valued at representative quoted prices. Investments in long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account may factors, including institutional size, trading in similar groups of securities and any developments related to specific securities; however, when such prices are not available, such bonds are valued at a bid price estimated by a broker. Investments in mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, and equivalent yield or yield spread quotes will be obtained from a broker and converted to a price. Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued in accordance with procedures established by and under the supervision and responsibility of the Fund's Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Revenue is recognized as follows: dividend income is recognized on the ex-dividend date and interest income is recognized on a daily accrual basis. Realized gains and losses are reported on the basis of identified cost of securities delivered.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income of the Fund are declared daily and distributed monthly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December. All dividends and distributions will be automatically reinvested in additional shares of the Fund unless the shareholder elects otherwise. Such distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may impact net investment income per share. Undistributed net investment income may include temporary book and tax basis differences, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

FEDERAL INCOME TAXES

The Fund is treated as a separate entity from each other series of the Trust for federal income tax purposes. The Fund intends to qualify annually as a "regulated investment company" ("RIC") under Subchapter M of the Code. If so qualified, the Fund must distribute annually all of its investment company taxable income and any net capital gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the period ended June 30, 2002.

For the year ended December 31, 2001, the fund elected to defer $17,041 of capital losses attributable to Post-October losses.

REDEMPTION FEES

Redemption of shares held in the Fund for less than four months are subject to a fee of 1.00%, calculated as a percentage of redemption proceeds. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

E*TRADE Asset Management, Inc. ("ETAM"), a wholly owned subsidiary of E*TRADE Group, Inc. ("E*TRADE Group"), serves as the investment advisor for the Fund pursuant to an investment advisory agreement ("Advisory Agreement"). For its service as investment advisor, ETAM is currently paid by the Fund at an annual rate of 0.25% of the Fund's average daily net assets.

ETAM  also  provides  administrative  services  to  the  Fund,  pursuant  to  an administrative services agreement ("Administrative Agreement"). Services provided by ETAM acting as administrator include, but are not limited to: coordinating the services performed by the transfer and dividend disbursing agent, custodian, sub-administrator, shareholder servicing agent, independent auditors and legal counsel; preparing and supervising the preparation of periodic reports to the Fund's shareholders; generally supervising regulatory compliance matters; providing, at its own expense, the services of its personnel to serve as officers of the Trust; monitoring and reviewing the Fund's contracted services and expenditures; and reporting to the Board of Trustees concerning its activities pursuant to the Administrative Agreement. The Fund pays ETAM an administrative services fee equal to 0.15% of the Fund's average daily net assets.

ETAM also acts as shareholder servicing agent to the Fund under a Shareholder Servicing Agreement with the Fund. As shareholder servicing agent, ETAM provides services to shareholders or investors investing in shares of the Fund such as: support of telephone services; delivery of prospectuses, reports and proxy

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statements; receiving, tabulating and transmitting proxies executed on behalf of shareholders; maintenance of shareholders' records reflecting shares purchased and redeemed and share balances; maintaining account records and providing shareholders with account statements; integrating periodic statements with other shareholder transactions; and providing such similar services as the Trust may reasonably request to the extent ETAM is permitted to do so under applicable statutes, rules or regulations. The Fund pays ETAM a shareholder servicing fee equal to 0.25% of the average daily net assets of the Fund. In addition, ETAM is allowed to use the servicing fees it receives under the Shareholder Servicing Agreement to compensate its affiliates, including E*TRADE Securities, LLC (formerly E*TRADE Securities, Inc.), a wholly owned subsidiary of E*TRADE Group, the Trust's principal underwriter, for shareholder services provided by such affiliate to the Fund.

In the interest of limiting expenses of the Fund, ETAM has entered into an expense limitation agreement with the Fund ("Expense Limitation Agreement") through at least April 30, 2003. The Expense Limitation Agreement may continue from year to year thereafter. ETAM has agreed to waive or limit its fees and assume other expenses so that the total operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund's business) are limited to 0.65% of the Fund's daily net assets. The Fund may at a later date reimburse to ETAM the fees waived or limited and other expenses assumed and paid by ETAM provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limit stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's total annual expense ratio is less than the percentage stated above and
(ii) the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis. The total amount of reimbursement to which ETAM may be entitled will equal, at any time, the sum of (i) all fees previously waived or reduced by ETAM and (ii) all other payments previously remitted by ETAM to the Fund in accordance with the Expense Limitation Agreement during any of the previous three fiscal years, less any reimbursement that the Fund has previously paid to ETAM with respect to (a) such fees previously waived or reduced and (b) such other payments previously remitted by ETAM to the Fund.

The amount "Due from E*TRADE Asset Management Inc." listed on the Fund's Statement of Assets and Liabilities, reflects contractual arrangements between ETAM and the Fund to waive or limit its fees or to assume other expenses on an annualized basis through at least April 30, 2003. The Fund may at a later date reimburse to ETAM the fees waived or limited and other expenses assumed and paid by ETAM pursuant to the Expense Limitation Agreement provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made to ETAM without causing the total annual expense ratio of the Fund to exceed 0.65%.

PFPC Inc. serves as the transfer agent and dividend disbursing agent for the Fund. Investors Bank & Trust Company serves as sub-administrator, accounting services agent and custodian for the Fund.

E*TRADE Securities, LLC also serves as the principal underwriter of the Fund. Such services were provided at no cost to the Fund for the period ended June 30, 2002.

3.   PORTFOLIO SECURITIES LOANED

The Fund may participate in securities lending, in which securities are lent to certain securities dealers in exchange for cash collateral equal to 102% of the initial market value of the domestic securities lent and 105% of the initial market value of the non-U.S. securities lent. The amount of collateral is adjusted daily for changes in the market value of securities lent but at no subsequent period would the cash collateral equal less than 100% of the market value of securities lent. The Fund retains a beneficial interest in the collateral held. The Investment Advisor monitors the creditworthiness of all parties to which securities are lent. The Fund charges the corresponding party interest on the market value of securities lent.

 The Fund did not have any securities lending activity during the period ended June 30, 2002.

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4.   FUTURES CONTRACTS

The Fund may purchase or sell futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities only if there is an active market for such contracts. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Fund is required to segregate cash, U.S. Government obligations or other liquid securities in connection with futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

The Fund did not enter into any futures contracts during the period ended June 30, 2002.

5.   REPURCHASE AGREEMENTS

The Fund may invest in repurchase agreements. Repurchase agreements are transactions involving purchases of securities under agreements to resell such securities at a specified price and time are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Fund's Schedule of Investments. The Fund's cash investments must be fully collateralized based on values that are marked to market daily. The Fund's custodian has custody of, and holds in a segregated account, securities acquired as collateral by the Fund under a repurchase agreement. The Fund's Investment Advisor monitors, on an ongoing basis, the value of the collateral to assure that it always equals or exceeds the repurchase price.

The repurchase agreement held by the Fund at June 30, 2002 was fully collateralized by U.S. Government obligations with a rate of 6.20%, a maturity date of 10/01/22 and an aggregate market value of $504,831.

6.   INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities and U.S. Government obligations, aggregated $4,260,711 and $660,991, respectively, for the period ended June 30, 2002. Purchases and sales of U.S. Government obligations for the period ended June 30, 2002 aggregated $2,185,091 and $2,629,557, respectively.

7.   UNREALIZED APPRECIATION/DEPRECIATION - TAX BASIS

At June 30, 2002, the cost basis of the investments for financial statement purposes was $10,312,206. Net unrealized appreciation aggregated $77,958, of which $112,503 represented gross unrealized appreciation on securities and $34,545 represented gross unrealized depreciation on securities.